Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT

December 31
2018
NT$
(In Millions)
Carrying amount
Land	$103,972
Land improvements	263
Buildings	44,784
Computer equipment	2,115
Telecommunications equipment	116,322
Transportation equipment	231
Miscellaneous equipment	2,582
Construction in progress and equipment to be accepted	18,645
$288,914

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2018	$104,079	$1,595	$72,694	$14,162	$722,054	$3,834	$9,515	$18,527	$946,460
Additions	—	—	21	52	159	—	334	27,413	27,979
Disposal	(71)	—	—	(643)	(31,984)	(29)	(623)	—	(33,350)
Effect of foreign exchange differences	—	—	—	—	60	—	—	—	60
Others	(36)	6	196	687	25,459	77	648	(27,295)	(258)
Balance on December 31, 2018	$103,972	$1,601	$72,911	$14,258	$715,748	$3,882	$9,874	$18,645	$940,891

Accumulated depreciation and impairment
Balance on January 1, 2018	$—	$(1,293)	$(26,799)	$(11,788)	$(607,154)	$(3,513)	$(7,205)	$—	$(657,752)
Depreciation expenses	—	(45)	(1,356)	(983)	(24,236)	(162)	(679)	—	(27,461)
Disposal	—	—	—	632	31,952	29	615	—	33,228
Effect of foreign exchange differences	—	—	—	—	(20)	—	—	—	(20)
Others	—	—	28	(4)	32	(5)	(23)	—	28
Balance on December 31, 2018	$—	$(1,338)	$(28,127)	$(12,143)	$(599,426)	$(3,651)	$(7,292)	$—	$(651,977)

There was no indication that property, plant and equipment was impaired so the Company did not recognize any impairment loss for the year ended December 31, 2018.

Depreciation expense in 2018 is computed using the straight-line method over the following estimated service lives:

Land improvements	8-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-20 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-6 years
Mechanical and air conditioner equipment	3-16 years
Others	1-10 years

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Assets used by the Company	$276,370	$273,823
Assets subject to operating leases	7,324	7,593
	$283,694	$281,416

a.	Assets used by the Company

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2019	$103,972	$1,601	$72,911	$14,258	$715,748	$3,882	$9,874	$18,645	$940,891
Effect of retrospective application of IFRS 16	(3,617)	(1)	(3,583)	—	(3,885)	—	—	—	(11,086)
Balance on January 1, 2019 as adjusted	100,355	1,600	69,328	14,258	711,863	3,882	9,874	18,645	929,805
Additions	—	—	1,221	57	120	1	149	21,612	23,160
Disposal	(38)	(7)	(3)	(1,916)	(30,417)	(51)	(405)	—	(32,837)
Effect of foreign exchange differences	—	—	—	—	(37)	—	(1)	(6)	(44)
Others	(1,214)	25	455	606	24,503	80	473	(26,499)	(1,571)
Balance on December 31, 2019	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Accumulated depreciation and impairment
Balance on January 1, 2019	$—	$(1,338)	$(28,127)	$(12,143)	$(599,426)	$(3,651)	$(7,292)	$—	$(651,977)
Effect of retrospective application of IFRS 16	—	1	1,265	—	2,576	—	—	—	3,842
Balance on January 1, 2019 as adjusted	—	(1,337)	(26,862)	(12,143)	(596,850)	(3,651)	(7,292)	—	(648,135)
Depreciation expenses	—	(43)	(1,301)	(827)	(23,906)	(91)	(688)	—	(26,856)
Disposal	—	6	3	1,909	30,380	51	402	—	32,751
Impairment losses	—	—	—	—	—	—	(64)	(29)	(93)
Effect of foreign exchange differences	—	—	—	—	16	—	1	—	17
Others	—	(1)	183	(7)	22	(3)	(21)	—	173
Balance on December 31, 2019	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Balance on December 31, 2019, net	$99,103	$243	$43,024	$1,937	$115,694	$218	$2,428	$13,723	$276,370
Cost
Balance on January 1, 2020	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Additions	67	-	18	55	118	1	150	24,786	25,195
Disposal	(270)	(19)	(49)	(1,245)	(20,619)	(45)	(520)	(29)	(22,796)
Effect of foreign exchange differences	—	—	—	—	(91)	—	—	(7)	(98)
Acquired by business combinations (Note 14)	—	—	—	70	—	—	72	—	142
Others	3,091	31	(81)	521	25,336	26	508	(29,973)	(541)
Balance on December 31, 2020	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Depreciation expenses	—	(43)	(1,366)	(770)	(23,994)	(68)	(666)	—	(26,907)
Disposal	—	19	49	1,243	20,600	45	504	29	22,489
Effect of foreign exchange differences	—	—	—	—	41	—	—	—	41
Acquired by business combinations (Note 14)	—	—	—	(40)	—	—	(54)	—	(94)
Others	—	—	47	(4)	28	(1)	(48)	—	22
Balance on December 31, 2020	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Balance on December 31, 2020, net	$101,991	$231	$41,642	$1,767	$117,113	$176	$2,374	$8,529	$273,823

CHPT evaluated that certain miscellaneous equipment, construction in progress and equipment to be accepted used for manufacturing specific PCB will not be used in the future and there was no active market for sale; therefore, CHPT determined that the recoverable amount of such assets was nil and recognized impairment losses of $89 million for the year ended December 31, 2019.  CHSI evaluated that certain miscellaneous equipment will not be used in the future and there was no active market for sale; therefore, CHSI determined that the recoverable amount of such assets was nil and recognized impairment losses of $4 million for the year ended December 31, 2019.  The aforementioned impairment losses were included in other income and expenses of statements of comprehensive income.

There was no indication that property, plant and equipment was impaired; therefore, the Company did not recognize any impairment loss for the year ended December 31, 2020.

Chunghwa signed a joint development agreement with the MOTC previously which stated that the MOTC would provide the national land and Chunghwa would be in charge of the planning and construction for the MOTC’s office building, Chunghwa’s Renai office building, etc.  According to the agreement, the MOTC and Chunghwa would each own a certain percentage of the buildings, and Chunghwa is to pay or get the reimbursement for the difference between the assessed value of the land and the construction cost paid by Chunghwa on behalf of the MOTC.  The difference amounting to $1,057 million due to the MOTC was reported to Chunghwa’s Board of Directors in May 2020 and Chunghwa will complete the property registration of the respective asset once the payment is made.

The Company participated in the government-led urban renewal project in Xingzheng Section, Xindian District, New Taipei City.  The Company provided land as a building lot while Kindom Development Corp., chosen through public selection by the New Taipei City Government, acted as the urban renewal developer.  The property registration was completed in 2020.  With respect to  the Company’s trade-in share of land and buildings, only the trade-in buildings had commercial substance. Therefore, the gain on the asset exchange transaction of $1,268 million (included in” gains and losses on disposal of property, plant and equipment”) was recognized at the difference between the carrying amount of the trade-out land of $37 million and the fair value of trade-in buildings of $1,305 million (included in “investment properties”).  The aforementioned gain on disposal was included under “other income and expenses” in the statements of comprehensive income.

Depreciation expense for assets used by the Company in 2019 and 2020 is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-9 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

b.	Assets subject to operating leases

	Land	Land Improvements	Buildings	Total
	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2019	$—	$—	$—	$—
Effect of retrospective application of IFRS 16	3,617	1	3,583	7,201
Balance on January 1, 2019 as adjusted	3,617	1	3,583	7,201
Additions	—	—	4	4
Transferred from (to) assets used by the Company	1,362	(1)	255	1,616
Balance on December 31, 2019	$4,979	$—	$3,842	$8,821
Accumulated depreciation and impairment
Balance on January 1, 2019	$—	$—	$—	$—
Effect of retrospective application of IFRS 16	—	(1)	(1,265)	(1,266)
Balance on January 1, 2019 as adjusted	—	(1)	(1,265)	(1,266)
Depreciation expenses	—	—	(74)	(74)
Transferred to (from) assets used by the company	—	1	(158)	(157)
Balance on December 31, 2019	$—	$—	$(1,497)	$(1,497)
Balance on January 1, 2019 as adjusted, net	$3,617	$—	$2,318	$5,935
Balance on December 31, 2019, net	$4,979	$—	$2,345	$7,324
Cost
Balance on January 1, 2020	$4,979	$—	$3,842	$8,821
Others	(6)	—	394	388
Balance on December 31, 2020	$4,973	$—	$4,236	$9,209
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$—	$(1,497)	$(1,497)
Depreciation expenses	—	—	(82)	(82)
Others	—	—	(37)	(37)
Balance on December 31, 2020	$—	$—	$(1,616)	$(1,616)
Balance on December 31, 2020, net	$4,973	$—	$2,620	$7,593

The Company leases out land and buildings with lease terms between 1 to 20 years.  The lessees do not have bargain purchase options to acquire the assets at the expiry of the lease periods.

The future aggregate lease collection under operating lease for the freehold plant, property and equipment was as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Year 1	$302	$347
Year 2	273	288
Year 3	234	231
Year 4	191	164
Year 5	130	125
Onwards	1,224	1,180
	$2,354	$2,335

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-15 years